Market Risk - Summary of Internal VaR for Exposure to Main Classes of Risk (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Market Risk [line items]
Risk exposure	£ 0.4	£ 2.5
Interest Rate Risks [member]
Market Risk [line items]
Risk exposure	0.5	2.6
Equity Risks [member]
Market Risk [line items]
Risk exposure		0.3
Currency Risk [member]
Market Risk [line items]
Risk exposure	0.1	0.3
Diversification Offsets [member]
Market Risk [line items]
Risk exposure	(0.2)	(0.7)
Weighted average [member]
Market Risk [line items]
Risk exposure	1.4	2.7
Weighted average [member] | Interest Rate Risks [member]
Market Risk [line items]
Risk exposure	1.4	2.5
Weighted average [member] | Equity Risks [member]
Market Risk [line items]
Risk exposure	0.2	0.6
Weighted average [member] | Currency Risk [member]
Market Risk [line items]
Risk exposure	0.3	0.4
Weighted average [member] | Diversification Offsets [member]
Market Risk [line items]
Risk exposure	(0.5)	(0.8)
Top of Range [member]
Market Risk [line items]
Risk exposure	3.8	3.7
Top of Range [member] | Interest Rate Risks [member]
Market Risk [line items]
Risk exposure	3.9	3.5
Top of Range [member] | Equity Risks [member]
Market Risk [line items]
Risk exposure	0.6	2.0
Top of Range [member] | Currency Risk [member]
Market Risk [line items]
Risk exposure	0.9	1.6
Bottom of Range [member]
Market Risk [line items]
Risk exposure	0.3	2.0
Bottom of Range [member] | Interest Rate Risks [member]
Market Risk [line items]
Risk exposure	£ 0.2	1.8
Bottom of Range [member] | Equity Risks [member]
Market Risk [line items]
Risk exposure		£ 0.2